QUARTERLY REPORT
Syntax Stratified U.S. Total Market Hedged ETF
September 30, 2021

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—90.2%
Syntax Stratified Large Cap ETF(a)	509,196	$33,606,936
Syntax Stratified MidCap ETF(a)	101,509	3,984,980
Syntax Stratified SmallCap ETF(a)	39,038	2,027,005
TOTAL EXCHANGE-TRADED FUNDS (Cost $38,651,167)		$39,618,921
TOTAL PURCHASED OPTIONS—10.7% (Cost $4,619,627)		$4,691,762
TOTAL INVESTMENTS—100.9% (Cost $43,270,794)		44,310,683
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.9)%		(388,948)
NET ASSETS—100.0%		$43,921,735

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value June 15, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2021	Shares as of September 30, 2021	Dividend Income	Net Capital Gain Distributions
Syntax Stratified Large Cap ETF	$—	$32,958,212	$(234,618)	$10,204	$873,138	$33,606,936	509,196	$—	$—
Syntax Stratified MidCap ETF	—	4,013,652	—	—	(28,672)	3,984,980	101,509	—	—
Syntax Stratified SmallCap ETF	—	2,074,813(b)	—	—	(47,808)	2,027,005	39,038	—	—
Total	$—	$39,046,677	$(234,618)	$10,204	$796,658	$39,618,921	649,743	$—	$—

(b)	Purchases at cost for Syntax Stratified Small Cap ETF include $171,096 of unrealized appreciation from Syntax Stratified SmallCap ETF shares contributed in-kind to Syntax Stratified U.S. Total Market Hedged ETF.

ETF=Exchange Traded Fund

Purchased Call Options — 3.1%
Exchange-Traded Options — 3.1%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	471	$20,212,494	$445	12/16/22	$1,352,712
Total					$1,352,712

Purchased Put Options — 7.6%
Exchange-Traded Options — 7.6%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	934	$40,081,676	$415	12/16/22	$3,339,050
Total					$3,339,050
Total Purchased Options — 10.7%					$4,691,762

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Written Call Options — (0.9)%
Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	471	$20,212,494	$495	12/16/22	$(401,763)
Total					$(401,763)
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified U.S. Total Market Hedged ETF
INVESTMENTS:
Exchange-Traded Funds	$39,618,921	$—	$—	$39,618,921
Purchased Options	$4,691,762	$—	$—	$4,691,762
Total	$44,310,683	$—	$—	$44,310,683
OTHER FINANCIAL INSTRUMENTS:
Written Options	$(401,763)	$—	$—	$(401,763)
Total	$(401,763)	$—	$—	$(401,763)
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	76.5%
Mid Cap ETF	9.1
Small Cap ETF	4.6
Options Purchased	10.7
Options Written	(0.9)
Other Assets in Excess of Liabilities	0.0*
Total	100.0%

*	Amount shown represents less than 0.05% of net assets.

Syntax Stratified U.S. Total Market Hedged ETF
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value. Exchange traded options shall be valued at the mean between the current bid and ask prices on the day of valuation.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2021 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.
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